Issued share capital, share premium account and share options (Tables)	12 Months Ended
Mar. 31, 2018
Issued share capital, share premium account and share options
Schedule of share capital

	At March 31,
	2018	2017	2016
	€M	€M	€M
Authorised/Share Capital reorganisation
1,550,000,000 ordinary equity shares of 0.600 euro cent each	9.3	9.3	9.3
1,368,000,000 'B' Shares of 0.050 euro cent each	0.7	0.7	0.7
1,368,000,000 Deferred shares of 0.050 euro cent each	0.7	0.7	0.7
	10.7	10.7	10.7

Allotted, called-up and fully paid:
1,171,142,985 ordinary equity shares of 0.600 euro cent each	7.0	—	—
1,217,870,999 ordinary equity shares of 0.600 euro cent each	—	7.3	—
1,290,739,865 ordinary equity shares of 0.635 euro cent each	—	—	7.7

Schedule of share premium account

	At March 31,
	2018	2017	2016
	€M	€M	€M
Balance at beginning of year	719.4	719.4	718.6
Share premium arising from the exercise of 0.3 million options in fiscal year 2016	—	—	0.8
Balance at end of year	719.4	719.4	719.4

Schedule of share options outstanding

		Weighted
	Share Options	Average
	M	Exercise Price
Outstanding at March 31, 2015	18.0	€6.86
Exercised	(0.3)	€2.56
Granted	0.1	€11.38
Forfeited	(0.5)	€6.25
Outstanding at March 31, 2016	17.3	€6.97
Granted	3.0	€12.0
Forfeited	(0.2)	€9.42
Outstanding at March 31, 2017	20.1	€7.70
Outstanding at March 31, 2018	20.1	€7.70

Schedule of range of exercise prices and weighted average remaining contractual life

	Options outstanding
		Weighted-
		average	Weighted-
	Number	remaining	average
Range of exercise	outstanding	contractual life	exercise
price (€)	M	(years)	price (€)
6.25-7.99	12.1	4.1	6.39
8.00-12.00	8.0	4.3	9.69